Sales - Reconciliation of costs of obtaining and to fulfill a contract (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers at beginning of period	€ 258	€ 233	€ 250
Business related variations	11	21	(14)
Changes in the scope of consolidation		1
Translation adjustment	(7)	1	(3)
Reclassifications and other items		1	0
Cost to obtain or fulfil contracts with customers at end of period	262	258	233
Costs to fulfil contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers at beginning of period	181	149	140
Business related variations	21	30	22
Translation adjustment	(12)	2	3
Reclassifications and other items	75		(16)
Cost to obtain or fulfil contracts with customers at end of period	€ 265	€ 181	€ 149